Annual Fund Operating Expenses - Janus Henderson AAA CLO ETF - Janus Henderson AAA CLO ETF	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	none	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.